RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances

	As of December 31,
	2012	2013
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	105,531,368	17,631,474
Accounts receivable due from Gausu Jintai Electronic Power Company Ltd.("Guasu Jintai", an affiliated company, in which the Group owns 28% equity interests)	-	266,510,538

Notes receivalbes from related parties:
Notes receivable due from Gausu Jintai	-	42,900,000

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	5,840,380	216,255

Total	111,371,748	327,258,267

Accounts payable due to a related party:
Accounts payable due to a subsidiary of ReneSola	30,045,245	2,468,361

Other payables due to a related party:
Other payables to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which the Shareholders, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	2,161,345	3,261,649
Travelling reimbursements payable to executive directors who are also shareholders	109,531	-

Total	32,316,121	5,730,010

(1)	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.